Average Annual Total Returns - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund	Nov. 29, 2024
Fidelity Health Savings Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	9.81%
Since Inception	2.49%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(1.73%)
IXXJ7
Average Annual Return:
Past 1 year	10.60%
Since Inception	3.08%
IXXJ8
Average Annual Return:
Past 1 year	10.97%
Since Inception	2.13%

[1]	A From March 2, 2020 .